Convertible Promissory Note	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Convertible Promissory Note, Short-Term Bank Loans, Net & Secured Loans [Abstract]
CONVERTIBLE PROMISSORY NOTE

5. CONVERTIBLE PROMISSORY NOTE

On September 13, 2015, the Company issued a non-interest bearing convertible promissory note in the amount of up to $500,000 (the “Note”) to the DeTiger Holding Limited (“DHL”) which is convertible at $10 per unit at holder’s option. On July 6, 2016, the $100,000 note has been converted at $10.00 into 10,000 units, which consists of 10,000 shares, 10,000 rights and 10,000 warrants. 10,000 right entitles to receive 1/10 of the ordinary shares. Hence, a total of 11,000 shares was issued upon conversion. As of December 31, 2016, the balance for the convertible promissory note with DHL is $400,000, which is due on January 6, 2017. The beneficial conversion feature of $51,700 was charged into expense immediately upon closing of the business combination. On January 6, 2017, the Company paid off the convertible promissory note of $400,000 to DHL.

On July 6, 2016, the Company issued a $250,000 convertible promissory note to its underwriter. The note is due on July 6, 2017, with no interest and convertible at $10 per unit at holder’s option. There was no beneficial conversion feature recognized at issuance date since effective conversion price is higher than the stock price as of the issuance date. On July 6, 2017, the Company paid off the convertible promissory note of $250,000 to its underwriter.

As of September 30, 2017, the convertible promissory note balance is nil.

5. CONVERTIBLE PROMISSORY NOTE

On September 13, 2015, the Company issued a non-interest bearing convertible promissory note in the amount of up to $500,000 (the “Note”) to the DeTiger Holding Limited (“DHL”) which is convertible at $10 per unit at holder’s option. On July 6, 2016, the $100,000 note has been converted at $10.00 into 10,000 units, which consists of 10,000 shares, 10,000 rights and 10,000 warrants. 10,000 right entitles to receive 1/10 of the ordinary shares. Hence, a total of 11,000 shares was issued upon conversion. As of December 31, 2016, the balance for the convertible promissory note with DHL is $400,000, which is due on January 6, 2017. The beneficial conversion feature of $51,700 was charged into expense immediately upon closing of the business combination. On January 1, 2017, the Company paid off the convertible promissory note of $400,000 to DHL.

On July 6, 2016, the Company issued a $250,000 convertible promissory note to its underwriter. The note is due on July 6, 2017, with no interest and convertible at $10 per unit at holder’s option. There was no beneficial conversion feature recognized at issuance date since effective conversion price is higher than the stock price as of the issuance date.

As of December 31, 2016, the convertible promissory note balance is $650,000.